Non-current financial debt	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]
19. Non-current financial debt
(USD millions)	2022	2021

Straight bonds	22 341	25 296

Liabilities to banks and other financial institutions [1]	144	227

Total, including current portion of non-current financial debt	22 485	25 523

Less current portion of non-current financial debt	-2 241	-2 621

Total non-current financial debt	20 244	22 902

[1] Average interest rate 2.3% (2021: 0.9%)
All bonds are initially recorded at the amount of proceeds received, net of transaction costs. They are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to the consolidated income statement over the period of the relevant bond. Financial debts, including current financial debts, contain only general default covenants. The Group is in compliance with these covenants.
The percentage of fixed-rate financial debt to total financial debt was 86% at December 31, 2022, and 87% at December 31, 2021.
The average interest rate on total financial debt in 2022 was 2.4% (2021: 1.9%).
Note 29 contains a maturity table of the Group’s future contractual interest payments commitments.
The following table provides a breakdown of straight bonds:
Coupon	Currency	Notional amount (millions)	Issuance year	Maturity year	Issuer	Issue price	2022 (USD millions)	2021 (USD millions)

2.400%	USD	1 500	2012	2022	Novartis Capital Corporation, New York, United States	99.225%		1 498

3.700%	USD	500	2012	2042	Novartis Capital Corporation, New York, United States	98.325%	490	490

3.400%	USD	2 150	2014	2024	Novartis Capital Corporation, New York, United States	99.287%	2 147	2 144

4.400%	USD	1 850	2014	2044	Novartis Capital Corporation, New York, United States	99.196%	1 827	1 826

1.625%	EUR	600	2014	2026	Novartis Finance S.A., Luxembourg, Luxembourg	99.697%	638	676

0.250%	CHF	500	2015	2025	Novartis AG, Basel, Switzerland	100.640%	541	547

0.625%	CHF	550	2015	2029	Novartis AG, Basel, Switzerland	100.502%	595	602

1.050%	CHF	325	2015	2035	Novartis AG, Basel, Switzerland	100.479%	352	356

3.000%	USD	1 750	2015	2025	Novartis Capital Corporation, New York, United States	99.010%	1 742	1 740

4.000%	USD	1 250	2015	2045	Novartis Capital Corporation, New York, United States	98.029%	1 221	1 220

0.125%	EUR	1 250	2016	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.127%	1 330	1 409

0.625%	EUR	500	2016	2028	Novartis Finance S.A., Luxembourg, Luxembourg	98.480%	528	559

2.400%	USD	1 000	2017	2022	Novartis Capital Corporation, New York, United States	99.449%		1 000

3.100%	USD	1 000	2017	2027	Novartis Capital Corporation, New York, United States	99.109%	994	993

1.125%	EUR	600	2017	2027	Novartis Finance S.A., Luxembourg, Luxembourg	99.874%	638	677

0.500%	EUR	750	2018	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.655%	798	846

1.375%	EUR	750	2018	2030	Novartis Finance S.A., Luxembourg, Luxembourg	99.957%	797	846

1.700%	EUR	750	2018	2038	Novartis Finance S.A., Luxembourg, Luxembourg	99.217%	792	840

1.750%	USD	1 000	2020	2025	Novartis Capital Corporation, New York, United States	99.852%	998	998

2.000%	USD	1 250	2020	2027	Novartis Capital Corporation, New York, United States	99.909%	1 246	1 246

2.200%	USD	1 500	2020	2030	Novartis Capital Corporation, New York, United States	99.869%	1 494	1 493

2.750%	USD	1 250	2020	2050	Novartis Capital Corporation, New York, United States	97.712%	1 215	1 214

0.000% [1]	EUR	1 850	2020	2028	Novartis Finance S.A., Luxembourg, Luxembourg	99.354%	1 958	2 076

Total straight bonds							22 341	25 296

[1] The EUR 1 850 million bond issued in 2020 features a coupon step-up of 0.25% commencing with the first interest payment date after December 31, 2025, if one or both of the 2025 Patient Access Targets are not met. These 2025 Patient Access Targets are the 2025 Flagship Programs Patient Reach Target and the 2025 Strategic Innovative Therapies Patient Reach Target, as defined in the bond prospectus. As of December 31, 2022, there is no indication that these 2025 Patient Access Targets will not be met.

The following tables provide a breakdown of total non-current financial debt, including current portion by maturity and currency:
Breakdown by maturity:
(USD millions)	2022	2021

2022		2 621

2023	2 241	2 342

2024	2 147	2 144

2025	3 281	3 284

2026	638	693

2027	2 909	2 916

After 2027	11 269	11 523

Total	22 485	25 523

Breakdown by currency:
(USD millions)	2022	2021

US dollar (USD)	13 376	15 862

Euro (EUR)	7 478	7 930

Japanese yen (JPY)	76	174

Swiss franc (CHF)	1 488	1 505

Others	67	52

Total	22 485	25 523

The following table shows the comparison of balance sheet carrying value and fair value of total non-current financial debt, including current portion:
(USD millions)	2022 Balance sheet	2022 Fair values	2021 Balance sheet	2021 Fair values

Straight bonds	22 341	20 277	25 296	27 079

Others	144	144	227	227

Total	22 485	20 421	25 523	27 306

The fair values of straight bonds are determined by quoted market prices. Other financial debts are recorded at notional amounts, which are a reasonable approximation of the fair values.